Digital Assets	12 Months Ended
Mar. 31, 2026
Digital Assets [Abstract]
DIGITAL ASSETS

NOTE 20 — DIGITAL ASSETS

Movements of digital assets are as follows:

	As at March 31, 2026	As at March 31, 2025
Opening carrying amount	$-	$-
Additions during the period (received in USDT)	6,750,013	-
Derecognition upon settlement	(6,750,013)	-
Closing carrying amount	$-	$-

The Company completed a private placement, under which investors exercised their warrants and contributed digital assets (USDT) with a fair value of US$6,750,013 to the Company. The USDT received was subsequently transferred to two suppliers as consideration for services rendered and advance payments for inventory procurement, resulting in the full derecognition of these digital assets in the current reporting period.